DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Amount
Non-interest-earning checking	$ 22,657	$ 19,770
Interest-earning checking	25,075	23,541
Savings accounts	44,541	43,740
Money market accounts	21,743	19,958
Savings certificates	35,063	37,361
Advance payments by borrowers for taxes and insurance	2,256	2,065
Total	$ 151,335	$ 146,435
Percent of Portfolio
Non-interest-earning checking	15.00%	13.50%
Interest-earning checking	16.60%	16.10%
Savings accounts	29.40%	29.90%
Money market accounts	14.40%	13.60%
Savings certificates	23.20%	25.50%
Advance payments by borrowers for taxes and insurance	1.50%	1.40%
Total	100.00%	100.00%